UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Pacific Financial Funds

(Exact name of registrant as specified in charter)

10900 NE 8th St., Suite 1523, Bellevue, WA 98004

(Address of principal executive offices)

Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

(800) 735-7199

Date of fiscal year end:

4/30

Date of reporting period:  7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Pacific Financial Core Equity Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 99.9%
	EQUITY FUNDS - 99.9%
65,988	iShares Morningstar Mid Growth Index Fund	$ 6,844,275
113,708	iShares Morningstar Small Growth Index Fund	10,091,585
191,554	ProShares Ultra Russell MidCap Growth *	10,029,768
220,524	Rydex S&P 500 Pure Growth ETF	10,283,034
117,491	Rydex S&P Midcap 400 Pure Growth ETF	10,158,272
83,300	SPDR Dow Jones Industrial Average ETF Trust	10,106,789
178,400	Vanguard Extended Market ETF	10,092,088
	TOTAL EXCHANGE TRADED FUNDS (Cost - $69,094,678)	67,605,811

	TOTAL INVESTMENTS - 99.9% (Cost - $69,094,677) (a)	$ 67,605,811
	OTHER ASSETS LESS LIABILITIES - 0.1%	45,843
	NET ASSETS - 100.0%	$ 67,651,654

(a) Represents cost for financial reporting purposes and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,230,579
	Unrealized depreciation	(2,719,445)
	Net unrealized depreciation	$ (1,488,866)

* Non-income producing security.

	Pacific Financial Explorer Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 99.8%
	ENERGY - 16.1%
42,115	iShares Dow Jones US Energy Sector Index Fund	$ 1,836,214
76,230	PowerShares S&P SmallCap Energy Portfolio	3,091,889
		4,928,103
	HEALTH & BIOTECHNOLOGY - 27.4%
55,612	iShares Dow Jones US Healthcare Providers Index Fund	3,424,031
94,361	Powershares Dynamic Pharmaceuticals Portfolio	2,499,623
76,771	PowerShares S&P SmallCap Health Care Portfolio	2,458,207
		8,381,861
	INDEX FUND - 30.2%
31,260	iShares Morningstar Small Growth Index Fund	2,774,325
58,532	iShares Russell Top 200 Growth Index Fund	1,841,417
159,897	PowerShares Fundamental Pure Small Growth Portfolio *	2,779,010
28,756	Vanguard Growth ETF	1,848,148
		9,242,900
	REAL ESTATE - 6.1%
115,114	First Trust S&P REIT Index Fund	1,863,695
	TECHNOLOGY - 20.0%
62,457	iShares S&P North American Technology-Software Index Fund *	3,690,584
36,161	Vanguard Telecommunication Services ETF	2,430,381
		6,120,965

	TOTAL EXCHANGE TRADED FUNDS (Cost - $31,319,355)	30,537,524

	SHORT-TERM INVESTMENTS - 0.3%
	MONEY MARKET FUND - 0.3%
90,854	Milestone Treasury Obligations Portfolio, 0.01%** (Cost $90,854)	90,854

	TOTAL INVESTMENTS - 100.1% (Cost - $31,410,209)	$ 30,628,378
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(47,978)
	NET ASSETS - 100.0%	$ 30,580,400

(a) Represents cost for financial reporting purposes and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 117,797
	Unrealized depreciation	(899,628)
	Net unrealized depreciation	$ (781,831)

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on July 31, 2011.

	Pacific Financial International Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2011 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 87.1%
	INDONESIA - 15.4%
73,634	Market Vectors Indonesia Index ETF	$ 2,507,238

	INTERNATIONAL - 54.1%
103,859	iShares MSCI EAFE Growth Index	6,446,528
23,179	Vanguard FTSE All World ex-US Small-Cap ETF	2,347,569
		8,794,097
	SOUTH KOREA - 17.6%
43,437	iShares MSCI South Korea Index Fund	2,852,942
	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,144,555)	14,154,277

	OPEN ENDED MUTUAL FUNDS - 12.6%
	INTERNATIONAL - 12.6%
23,059	Federated International Small-Mid Company Fund *	926,296
10,422	MFS Research International Fund	172,168
114,435	Munder International Small-Mid Cap Fund	954,392
	TOTAL OPEN ENDED MUTUAL FUNDS (Cost - $2,092,491)	2,052,856

	SHORT-TERM INVESTMENTS - 0.3%
	MONEY MARKET FUND - 0.3%
55,477	Milestone Treasury Obligations Portfolio, 0.01%** (Cost $55,477)	55,477

	TOTAL INVESTMENTS - 100.0% (Cost - $16,292,523)	$ 16,262,610
	OTHER LIABILITIES LESS ASSETS - 0.0%	(3,402)
	NET ASSETS - 100.0%	$ 16,259,208

(a) Represents cost for financial reporting purposes and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 225,795
	Unrealized depreciation	(255,708)
	Net unrealized depreciation	$ (29,913)

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on July 31, 2011.

	Pacific Financial Strategic Conservative Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2011 (Unaudited)
Shares		Value

	OPEN ENDED MUTUAL FUNDS - 77.1%
	DEBT MUTUAL FUNDS - 77.1%
463,849	DoubleLine Core Fixed Income Fund	$ 4,963,184
604,704	DoubleLine Total Return Bond Fund	6,706,163
401,533	Harbor Bond Fund	4,991,060
106,508	Lord Abbett Investment Trust - Lord Abbett Floating Rate Fund	991,587
521,922	Metropolitan West Low Duration Bond Fund	4,504,188
175,614	Neuberger Berman Core Bond Fund	1,889,608
735,495	PIMCO Total Return Fund	8,163,994
169,753	Scout Core Plus Bond Fund	5,496,610
49,659	TCW Total Return Bond Fund	491,623
	TOTAL MUTUAL FUNDS (Cost - $38,612,180)	38,198,017

	EXCHANGE TRADED FUNDS - 22.2%
	DEBT FUNDS - 22.2%
46,246	iShares Barclays Aggregate Bond Fund	5,002,892
35,190	iShares Barclays TIPS Bond Fund	4,017,642
35,024	SPDR Barclays Capital Aggregate Bond ETF	2,005,124
	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,916,172)	11,025,658

	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET FUND - 0.6%
273,399	Milestone Treasury Obligations Portfolio, 0.01%* (Cost $273,399)	273,399

	TOTAL INVESTMENTS - 99.9% (Cost - $49,801,751)	$ 49,497,074
	OTHER ASSETS LESS LIABILITIES - 0.1%	65,598
	NET ASSETS - 100.0%	$ 49,562,672

(a) Represents cost for financial reporting purposes and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 137,650
	Unrealized depreciation	(442,327)
	Net unrealized depreciation	$ (304,677)

* Money market fund; interest rate reflects seven day effective yield on July 31, 2011.

	Pacific Financial Tactical Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2011 (Unaudited)
Shares		Value

	OPEN ENDED MUTUAL FUNDS - 75.2%
	ASSET ALLOCATION FUND - 9.8%
84,852	Merger Fund/The *	$ 1,361,026
27,468	Permanent Portfolio	1,362,711
		2,723,737
	DEBT FUND MUTUAL FUNDS - 65.4%
224,463	Harbor Bond Fund	2,790,075
237,132	Lord Abbett Investment Trust - Lord Abbett Floating Rate Fund	2,207,698
322,450	Metropolitan West Low Duration Bond Fund	2,782,740
240,297	PIMCO Income Fund	2,734,583
123,346	PIMCO Total Return Fund	1,369,145
529,925	Professionally Managed Portfolios - The Osterweis Strategic Income Fund	6,242,512
		18,126,753
	TOTAL MUTUAL FUNDS (Cost - $20,847,580)	20,850,490

	EXCHANGE TRADED FUNDS - 10.5%
	DEBT FUND - 10.5%
28,815	PIMCO Enhanced Short Maturity Strategy Fund (Cost $2,908,593)	2,911,179

	SHORT-TERM INVESTMENTS - 14.3%
	MONEY MARKET FUND - 14.3%
3,957,872	Milestone Treasury Obligations Portfolio, 0.01%** (Cost $3,957,872)	3,957,872

	TOTAL INVESTMENTS - 100.0% (Cost - $27,714,045)	$ 27,719,541
	OTHER ASSETS LESS LIABILITIES - 0.0%	6,766
	NET ASSETS - 100.0%	$ 27,726,307

(a) Represents cost for financial reporting purposes and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 107,535
	Unrealized depreciation	(102,039)
	Net unrealized appreciation	$ 5,496

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on July 31, 2011.

Pacific Financial Funds
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2011 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price
(“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value
Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Thefollowing tables summarize the inputs used as of July 31, 2011 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 67,605,811	-	-	$ 67,605,811
Total	$ 67,605,811	-	-	$ 67,605,811

Pacific Financial Explorer Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 30,537,524	-	-	$ 30,537,524
Short-Term Investments	90,854	-	-	90,854
Total	$ 30,628,378	-	-	$ 30,628,378

Pacific Financial International Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 14,154,277	-	-	$ 14,154,277
Open Ended Mutual Funds	2,052,856	-	-	2,052,856
Short-Term Investments	55,477	-	-	55,477
Total	$ 16,262,610	-	-	$ 16,262,610

Pacific Financial Strategic Conservative Fund

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 38,198,017	-	-	$ 38,198,017
Exchange Traded Funds	11,025,658	-	-	11,025,658
Short-Term Investments	273,399	-	-	273,399
Total	$ 49,497,074	-	-	$ 49,497,074

Pacific Financial Tactical Fund Fund

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 20,850,490	-	-	$ 20,850,490
Exchange Traded Funds	$ 2,911,179	-	-	$ 2,911,179
Short-Term Investments	3,957,872	-	-	$ 3,957,872
Total	$ 27,719,541	-	-	$ 27,719,541

The Funds did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Funds' policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Financial Funds

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/26/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/26/11